DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
DISCONTINUED OPERATIONS
Schedule of financial results of discontinued operations

	Years ended December 31,
	2023	2024

Net revenue	175,737	1,262,063
Cost of revenue	(194,570)	(859,254)
Operating expenses	(233,249)	(400,336)
(Loss) income from operations	(252,082)	2,473
Net interest expenses	(107,286)	(280,652)
Other income (expenses)	792	(65,493)
Loss from operations of discontinued operations before income taxes	(358,576)	(343,672)
Income tax expenses	(800)	(57,124)
Loss from operations of discontinued operations, net of income taxes	(359,376)	(400,796)
Gain on deconsolidation of subsidiaries, net of nil income taxes	—	4,475,539
(Loss) income from discontinued operations, net of income taxes	(359,376)	4,074,743